Pension commitments, Sensitivities (Details) - yr	12 Months Ended	18 Months Ended
	Apr. 30, 2017	Oct. 31, 2018	Sep. 01, 2017
Sensitivities [Abstract]
Weighted average duration of defined benefit obligation		22
Discount rate for scheme liabilities	(1.95%)	(1.92%)	(1.95%)
Price inflation	2.00%	1.89%	1.61%
Salary growth rate	2.00%	2.61%	2.32%
Increase in assumed life expectancy		1 year
Percentage of increase in defined benefit obligation due to increase in life expectancy	2.90%	3.60%
Discount Rate for Scheme Liabilities [Member]
Sensitivities [Abstract]
Change in assumption		0.50%
Discount rate for scheme liabilities		(10.50%)
Price Inflation [Member]
Sensitivities [Abstract]
Change in assumption		0.25%
Price inflation		2.90%
Salary Growth Rate [Member]
Sensitivities [Abstract]
Change in assumption		0.50%
Salary growth rate		1.90%